SEGMENT INFORMATION - Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Revenue by product category
Net sales	$ 393,654	$ 386,054	$ 407,170	$ 391,878	$ 426,509	$ 440,109	$ 406,328	$ 356,164	$ 375,026	$ 1,158,836	$ 1,225,557	$ 1,611,611	$ 1,577,627	$ 1,491,998
Sandwiches
Revenue by product category
Net sales	112,583		113,953							353,478	345,494	455,107	412,009	388,579
Sandwich components
Revenue by product category
Net sales	147,875		162,100							419,815	472,170	630,928	610,780	574,998
Other entrees and snacks
Revenue by product category
Net sales	$ 133,196		$ 131,117							$ 385,543	$ 407,893	$ 525,576	$ 554,838	$ 528,421